<SEQUENCE>1
<FILENAME>13FQ4-2010.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  April 18, 2011

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 75

Form 13-F Information Table Value Toatl: $380,851 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.         COM 00374N107  8754 134960 SH SOLE 125620  9340
Acme Packet, Inc       COM 004764106   216   3050 SH SOLE   3050
Altria Group Inc       COM 02209S103  1104  42400 SH SOLE  42400
America Movil SA       COM 02364W105  6097 104945 SH SOLE  96245  8700
Apache Corp            COM 037411105  4544  34708 SH SOLE  32308  2400
Apple Computer Inc.    COM 037833100  8103  23250 SH SOLE  22850   400
Artio Global Investors COM 04315b107   679  42000 SH SOLE  42000
Aruba Networks         COM 043176106  6080 179655 SH SOLE 162355 17300
Aspen Insurance HoldingCOM G05384105  1516  55000 SH SOLE  55000
Atlas Energy, Inc.     COM 049167109   472  10156 SH SOLE  10156
BroadCom Corporation   COM 111320107   376   9555 SH SOLE   9555
CEVA Inc               COM 157210105   561  20980 SH SOLE  20980
CGG Veritas            COM 204386106   362  10000 SH SOLE  10000
Cisco Systems. Inc.    COM 17275R102   782  45600 SH SOLE  45600
Cleveland-Cliffs Inc.  COM 185896107  2911  29615 SH SOLE  29615
Cognizant Tech SolutionCOM 192446102 18143 222885 SH SOLE 210485 12400
Companhia Vale Do Rio  COM 204412209  1111  33325 SH SOLE  32525   800
Concho Resources Inc   COM 20605p101   505   4705 SH SOLE   4705
Continental Resources  COM 212015101 18579 259960 SH SOLE 243960 16000
Denbury Resources Inc. COM 247916208   603  24700 SH SOLE  24700
Everest Re Group Inc   COM G3223R108  1481  16800 SH SOLE  16800
Express Scripts Inc    COM 302182100  5797 104240 SH SOLE 100940  3300
Exxon Mobil CorporationCOM 30231G102  6497  77223 SH SOLE  73032  4191
Flextronics Intl Ltd   COM Y2573F102  1059 141800 SH SOLE 141800
Freeport-McMoRan CopperCOM 35671D857  2588  46580 SH SOLE  44780  1800
Gastar Exploration     COM 367299203    89  18365 SH SOLE  18365
Google Inc             COM 38259P508 16773  28586 SH SOLE  25931  2655
Gulfport Energy Corp   COM 402635304   622  17215 SH SOLE  16015  1200
Hess Corporation       COM 42809h107   682   8000 SH SOLE   8000
Infosys Technologies LtCOM 456788108  8468 118110 SH SOLE 109810  8300
Intel Corp.            COM 458140100  8304 411505 SH SOLE 394805 16700
Intl. Business Mach. CoCOM 459200101 19477 119440 SH SOLE 106840 12600
Iridium Communications COM 46269c102   225  28200 SH SOLE  28200
Johnson & Johnson      COM 478160104   446   7525 SH SOLE   7525
Kimberly Clark Corp    COM 494368103  1085  16616 SH SOLE  13496  3120
Linn Energy, LLC       COM 536020100  9804 251825 SH SOLE 225725 26100
MV Oil Trust           COM 553859109  2335  59900 SH SOLE  51000  8900
Medco Health Solutions COM 58405U102  5127  91290 SH SOLE  88990  2300
Microsoft Corp         COM 594918104 15744 620076 SH SOLE 588476 31600
Millicom Intl Cellular COM L6388F110 82271 855478 SH SOLE 823358 32120
Mobile Telesystems ADS COM 607409109  7661 360869 SH SOLE 339619 21250
Moodys Corp            COM 615369105  1339  39500 SH SOLE  39500
NII Holdings Inc       COM 62913F201   469  11245 SH SOLE  11245
National Oilwell Varco COM 637071101 12540 158190 SH SOLE 145990 12200
NetLogic Microsystems  COM 64118b100  4000  95200 SH SOLE  95200
Noble Energy Inc       COM 655044105 14739 152503 SH SOLE 145529  6974
Occidental Petroleum   COM 674599105  1975  18900 SH SOLE  18900
Oracle Corporation     COM 68389X105 11786 352550 SH SOLE 329550 23000
Philip Morris Intl     COM 718172109  1404  21400 SH SOLE  21400
Proctor & Gamble Co.   COM 742718109   578   9384 SH SOLE   7584  1800
Rackspace Hosting, Inc.COM 750086100   494  11525 SH SOLE  11525
Range Resources Corp   COM 75281a109   602  10300 SH SOLE  10300
Raytheon Co.           COM 755111507   656  12900 SH SOLE  12900
Research in Motion     COM 760975102  1086  19200 SH SOLE  19200
Rosetta Resources      COM 777779307   339   7115 SH SOLE   7115
Royal Caribbean CruisesCOM V7780T103  1168  28300 SH SOLE  28300
Royal Dutch Shell Cl A COM 780259206  1071  14700 SH SOLE  14700
STEC, Inc.             COM 784774101   474  23600 SH SOLE  23600
SXC Health Solutions InCOM 78505P100   244   4455 SH SOLE   4455
Safestitch Medical Inc.COM 78645y102    41  36780 SH SOLE  36780
Salesforce.com         COM 79466l302   601   4500 SH SOLE   4500
SanDisk Corporation    COM 80004c101  1530  33200 SH SOLE  33200
Schlumberger Ltd       COM 806857108  9464 101480 SH SOLE  96280  5200
Seadrill Limited       COM g7945e105  3040  84270 SH SOLE  71770 12500
Southwestern Energy Co.COM 845467109   476  11085 SH SOLE  11085
Stillwater Mining Co   COM 86074q102   984  42900 SH SOLE  42900
SuccessFactors, Inc    COM 864596101   390   9980 SH SOLE   7980  2000
Symantec Corp          COM 871503108   827  44600 SH SOLE  44600
The Mosaic Company     COM 61945a107  1711  21725 SH SOLE  21725
Transocean Inc         COM G90078109  1216  15600 SH SOLE  15600
Union Pacific Corp     COM 907818108   846   8600 SH SOLE   8600
United Technologies    COM 913017109  1376  16250 SH SOLE  16250
Vimpel Communications  COM 68370R109   529  37500 SH SOLE  14000 23500
Warner Chilcott plc    COM g94368100 10673 458875 SH SOLE 431975 26900
Whiting Petroleum Corp COM 966387102 14151 192660 SH SOLE 178060 14600
               </SEC-DOCUMENT>